CURRENT AND ALL OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Current and all other liabilities

As of December 31,	2023	2022
Employee compensation and benefit liabilities	$1,619	$1,242
Equipment projects and other commercial liabilities	1,126	761
Product warranties (Note 20)	629	711
Derivative instruments (Note 18)	74	225
Operating lease liabilities (Note 7)	193	175
Restructuring liabilities (Note 21)	186	139
Short-term borrowings	145	121
Taxes payable	123	75
Other	257	264
All other current liabilities	$4,352	$3,713
Equipment projects and other commercial liabilities	531	$662
Legal liabilities (Note 20)	604	746
Product warranties (Note 20)	785	719
Operating lease liabilities (Note 7)	525	488
Uncertain and other income taxes and related liabilities	803	751
Asset retirement obligations (Note 20)	581	571
Environmental, health and safety liabilities (Note 20)	127	122
Finance lease liabilities and other long-term borrowings	294	360
Deferred income (Note 9)	173	296
Derivative instruments (Note 18)	34	60
Other	323	351
All other liabilities	$4,780	$5,126